New Global Energy, Inc. - Balance Sheets (USD $)	Jan. 31, 2012
Current Assets:
Cash	$ 6,750
Prepaid expenses	0
TOTAL CURRENT ASSETS	6,750
Total Assets	6,750
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable- trade	0
Accrued expenses	0
Due to related parties	199
Current portion of long term debt	0
Total current liabilities	199
Convertible note payable	5,000
Stockholders' Equity
Common Stock	175	[1]
Additional paid-in capital	1,575
Deficit accumulated during the development stage	(199)
Total Stockholders' Equity	1,551
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,750

[1]	100,000,000 authorized; $0.0001 par value; 1,750,000 issued and outstanding